Consolidated schedule of investments
Delaware Ivy Wilshire Global Allocation Fund	March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 0.01%
Consumer Discretionary — 0.01%
Media Group Holdings Series H <<, =, †	72,709	$ 62,929
Media Group Holdings Series T <<, =, †	9,113	0
		62,929
Consumer Staples — 0.00%
COTA Series B †	146	0
		0
Total Common Stocks (cost $72,822,297)		62,929

Affiliated Mutual Funds — 99.51%<<
Fixed Income Funds — 34.26%
Delaware Emerging Markets Debt Corporate Fund Institutional Class	1,332,290	10,098,755
Delaware Ivy Core Bond Fund Class R6	5,240,579	48,056,110
Delaware Ivy Global Bond Fund Class R6	9,412,604	85,937,078
Delaware Ivy Government Securities Fund Class R6	6,770,147	32,090,495
Delaware Limited-Term Diversified Income Fund Class R6	1,228,366	9,568,975
		185,751,413
Global / International Equity Funds — 25.72%
Delaware International Equity Fund II Class R6	1,498,612	24,202,586
Delaware Ivy International Core Equity Fund Class R6	4,659,885	98,975,960
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	836,151	16,288,222
		139,466,768
US Equity Funds — 39.53%
Delaware Ivy Core Equity Fund Class R6	2,458,504	51,948,197
Delaware Ivy Large Cap Growth Fund Class R6	1,897,947	68,838,519
Delaware Mid Cap Growth Equity Fund Class R6 †	203,945	6,232,559
Delaware Opportunity Fund Class R6	161,841	5,955,745
Delaware Small Cap Core Fund Class R6	609,958	17,371,594
Delaware Value Fund Class R6	3,532,670	63,976,663
		214,323,277
Total Affiliated Mutual Funds (cost $471,576,821)		539,541,458

NQ- IWGAX [0324] 0524 (3566361)    1

Consolidated schedule of investments
Delaware Ivy Wilshire Global Allocation Fund   (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 0.52%
Money Market Mutual Funds — 0.52%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	696,683	$ 696,683
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	696,682	696,682
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	696,683	696,683
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	696,683	696,683
Total Short-Term Investments (cost $2,786,731)		2,786,731
Total Value of Securities—100.04% (cost $547,185,849)		542,391,118

Liabilities Net of Receivables and Other Assets—(0.04%)		(205,029)
Net Assets Applicable to 68,337,304 Shares Outstanding—100.00%		$542,186,089
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
2    NQ- IWGAX [0324] 0524 (3566361)